Summary of Significant Accounting Policies - Summary of Antidilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net income (loss) per share (in shares)			4,734,616	3,605,333	3,210,400
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net income (loss) per share (in shares)	0	34,113	34,113	34,113	34,113
Unvested restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net income (loss) per share (in shares)			1,808,518	605,012	639,287